Other Reserves - Reconciliation of the Hedge Reserve and time value reserve (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Changes In hedge reserve and change in time value reserve
Balance at beginning of year - hedge reserve	R (1,389)	R (753)
Remeasurement of gold hedging contracts	(4,338)	(636)
Unrealised loss on gold hedging contracts	(9,751)	(1,891)
Released to revenue	4,594	1,265
Foreign exchange translation	(22)	10
Deferred tax thereon	841	(20)
Balance at end of year - hedge reserve	(5,727)	(1,389)
Change in time value reserve
Balance at beginning of year - time value reserve	137	0
Gains (losses) on change in value of time value of options, net of tax	(504)	137
Gains (losses) on change in value of time value of options, before tax	(599)	157
Reclassification adjustments on change in value of time value of options, before tax	0	0
Increase (Decrease) Through Net Exchange Differences Hedge Contracts, Time value reserve	0	(1)
Deferred Tax Effect From Change In Reserve Through Unrealised Gains (Losses) On Time Value Reserve	95	(19)
Balance at end of year - time value reserve	(367)	137
Total hedge reserve and time value reserve
Balance at beginning of year	(1,252)	(753)
Remeasurement of gold hedging contracts	(4,842)	(499)
Unrealised loss on gold hedging contracts	(10,350)	(1,734)
Released to revenue	(4,594)	(1,265)
Foreign exchange translation	(22)	9
Deferred taxation thereon	936	(39)
Balance at end of year	(6,094)	(1,252)
US$ Gold Hedging Contracts
Changes In hedge reserve and change in time value reserve
Balance at beginning of year - hedge reserve	(197)
Balance at end of year - hedge reserve	(1,195)	(197)
Change in time value reserve
Balance at beginning of year - time value reserve	14
Balance at end of year - time value reserve	(26)	14
Total hedge reserve and time value reserve
Balance at beginning of year	(183)
Balance at end of year	(1,221)	(183)
Rand Gold Hedging Contracts
Changes In hedge reserve and change in time value reserve
Balance at beginning of year - hedge reserve	(1,192)
Balance at end of year - hedge reserve	(4,532)	(1,192)
Change in time value reserve
Balance at beginning of year - time value reserve	123
Balance at end of year - time value reserve	(341)	123
Total hedge reserve and time value reserve
Balance at beginning of year	(1,069)
Balance at end of year	R (4,873)	R (1,069)